Goodwill (Tables)	12 Months Ended
Sep. 30, 2018
Intangible Assets [Abstract]
Disclosure of variations in goodwill
The variations in goodwill were as follows:

	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
As at September 30, 2017	1,189,906	1,112,146	883,719	1,886,063	—	824,265	857,368	306,563	7,060,030
Business acquisitions (Note 26a)	136,237	29,081	—	45,439	—	—	—	—	210,757
Goodwill reallocation	14,524	—	—	(853,850)	853,850	—	(14,524)	—	—
Foreign currency translation adjustment	(13,463)	—	14,467	34,067	28,396	5,255	14,072	(11,861)	70,933
As at September 30, 2018	1,327,204	1,141,227	898,186	1,111,719	882,246	829,520	856,916	294,702	7,341,720

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2018	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	8.9	8.6	10.9	10.2	8.1	9.0	19.1
Long-term growth rate of net operating cash flows[1]	2.0	2.0	1.7	2.0	2.0	1.9	2.0	2.0

2017	U.S	Nordics	Canada	France	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%
Pre-tax WACC	11.7	9.2	8.9	9.3	8.1	9.0	17.2
Long-term growth rate of net operating cash flows[1]	2.0	1.9	2.0	2.0	1.9	1.9	2.0
[1] The long-term growth rate is based on published industry research.